FAIR VALUE AND RISK MANAGEMENT - Risk Management - Credit risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk Management
Percentage of trust's rental revenue	100.00%	100.00%
Magna | Credit risk
Risk Management
Percentage of trust's rental revenue	47.00%	61.00%